Shareholders’ equity and reserves (Details Narrative)		1 Months Ended	6 Months Ended						12 Months Ended
	Apr. 25, 2025 CAD ($) shares	Mar. 31, 2026 CAD ($) shares	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 CAD ($) shares	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 CAD ($) $ / shares	Jun. 30, 2026 CAD ($) Integer	Jun. 30, 2025 CAD ($)	Dec. 31, 2025 Integer $ / shares
IfrsStatementLineItems [Line Items]
Stock issued for private placement, shares | shares	48,485
Stock issued for private placement, value	$ 24,000
Stock issued for non-brokered private placement, shares | shares	335,555
Stock issued for non-brokered private placement, value	$ 166,100
Share-based compensation expense					$ 222,115			$ 125,827
Directors [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense					100,936
Options granted				204,040			204,040
Options granted | $ / shares						$ 0.59
Options granted			The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 214%, no dividend yield, and a risk-free interest rate – 4%. Using the above assumptions, the fair value of options granted was approximately $0.49 per option, for an aggregate total of $100,936.
Consultants And Officer [Member]
IfrsStatementLineItems [Line Items]
Options granted | Integer							250,000
Options granted | $ / shares						$ 0.49
Options granted			The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 214%, no dividend yield, and a risk-free interest rate – 4%. Using the above assumptions, the fair value of options granted was approximately $0.45 per option, for an aggregate total of $121,179.
Directors And Consultants [Member]
IfrsStatementLineItems [Line Items]
Options granted | Integer									277,778
Options granted | $ / shares									$ 0.50
Options granted									The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 145%, no dividend yield, and a risk-free interest rate – 4%. The fair value is particularly impacted by the Company’s stock price volatility, determined using stock price data from the previous ten years. Using the above assumptions, the fair value of options granted was approximately $0.45 per option, for an aggregate total of $125,827.
Last Bounty Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares | shares		4,242,429
Stock issued for finders fee, value		$ 2,310,000
Exploration Related Services [Member]
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares | shares				10,101
Stock issued for finders fee, value			$ 6,000	$ 6,000	6,000	$ 6,000	$ 6,000
Consulting Services [Member]
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares | shares				46,667
Stock issued for finders fee, value			$ 21,000	$ 21,000	$ 21,000	$ 21,000	$ 21,000
Laird Lake And Oneman Lake Projects [Member]
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares | shares	175,478
Stock issued for finders fee, value	$ 86,862
Stock issued for private placement, shares | shares	1,545,455
Stock issued for private placement, value	$ 765,000